Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred taxes directly charged to (credited from) equity	₩ 122,951	₩ (191,043)	₩ (173,676)
Valuation gain (loss) on financial assets measured at fair value [member]
Deferred taxes directly charged to (credited from) equity	167,249	(208,490)	(166,612)
Share of other comprehensive loss of investment in associates and joint ventures [member]
Deferred taxes directly charged to (credited from) equity	(2,972)	(34)	(14)
Valuation gain (loss) on derivatives [member]
Deferred taxes directly charged to (credited from) equity	7,649	(5,709)	(6,886)
Remeasurement of defined benefit liabilities [member]
Deferred taxes directly charged to (credited from) equity	(20,867)	(3,780)	(164)
Gain (loss) on disposal of treasury shares and others [member]
Deferred taxes directly charged to (credited from) equity	₩ (28,108)	₩ 26,970	₩ 0